Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 28, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
American Century Asset Allocation Portfolio
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001293210_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated July 31, 2017

Tax-Free Money Market Fund
(Summary Prospectus and Prospectus dated October 1, 2016)

Utilities Fund
(Summary Prospectus and Prospectus dated November 1, 2016)

Zero Coupon 2020 Fund ■ Zero Coupon 2025 Fund
(Summary Prospectuses and Prospectus dated February 1, 2017)

One Choice® Portfolio: Very Aggressive ■ One Choice® Portfolio: Aggressive
One Choice® Portfolio: Moderate ■ One Choice® Portfolio: Conservative
One Choice® Portfolio: Very Conservative ■ Adaptive All Cap Fund ■ Focused Dynamic Growth Fund
(Summary Prospectuses and Prospectuses dated December 1, 2016)

California Tax-Free Money Market Fund
(Summary Prospectus and Prospectus dated January 1, 2017)

Balanced Fund
(Summary Prospectus and Prospectus dated April 10, 2017)

The following is added as the third sentence in the Example section of the summary prospectuses and the prospectuses. Both classes may not be available for all funds.
You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example.

The following language is added as the last paragraph under the Buying and Selling Shares Through a Financial Intermediary section of the prospectuses. Both classes may not be available for all funds.
Investor and I Class shares may also be available on brokerage platforms of financial intermediaries that have agreements with American Century Investments to offer such shares solely when acting as an agent for the shareholder.  A shareholder transacting in Investor or I Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.  Shares of the fund may be available in other share classes that have different fees and expenses.

The following sub-section is added in the Additional Policies Affecting Your Investment section after the sub-section Redemption of Shares in Accounts Below Minimum in the prospectuses.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93029 1707